Royce ISI Prospectus | Royce Global Dividend Value Fund
Royce Global Dividend Value Fund
Investment Goals
Royce Global Dividend Value Fund's investment goals are long-term growth of capital and current income.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Royce ISI Prospectus Royce Global Dividend Value Fund Service Class
Maximum sales charge (load) imposed on purchases	none
Maximum deferred sales charge	none
Maximum sales charge (load) imposed on reinvested dividends	none
Redemption fee	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Royce ISI Prospectus Royce Global Dividend Value Fund Service Class
Management fees		1.25%
Distribution (12b-1) fees		0.25%
Other expenses		1.97%
Acquired fund fees and expenses		0.01%
Total annual Fund operating expenses		3.48%
Fee waivers and/or expense reimbursements	[1]	(1.78%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements, if any	[2]	1.70%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Fund's net annual operating expenses, other than acquired fund fees and expenses, at or below 1.69% through April 30, 2014 and at or below 1.99% through April 30, 2022.
[2]	Total annual Fund operating expenses may differ from the expense ratio in the Fund's Financial Highlights because they include only the Fund's direct operating expenses and do not include acquired fund fees and expenses, which reflect the estimated amount of the fees and expenses incurred indirectly by the Fund through its investments in mutual funds, hedge funds, private equity funds and other investment companies.

EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Royce ISI Prospectus Royce Global Dividend Value Fund Service Class	173	568	1,021	2,278

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategy

Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in dividend-paying securities of micro-cap, small-cap and/or mid-cap companies with market capitalizations up to $5 billion that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels. Investing in such securities may tend to stabilize the volatility inherent in the prices of micro-cap, small-cap and mid-cap securities.

     Normally, the Fund invests at least 80% of its net assets in equity securities that produce dividend income to the Fund, and at least 65% will be issued by companies with stock market capitalizations of up to $5 billion (micro-cap, small-cap and mid-cap companies) at the time of investment. The Fund may invest in other investment companies that invest in equity securities.
      Under normal market circumstances, the Fund will invest at least 40% of its net assets in the equity securities of companies located in at least three different countries outside of the United States, i.e., companies that are headquartered, organized and/or whose stock principally trades outside of the United States. During periods when market conditions are not deemed favorable by Royce, the Fund will invest at least 30% of its net assets in such companies. From time to time, a substantial portion of the Fund’s assets may be invested in companies that are located in a single country. The Fund may also invest up to 35% of its net assets in U.S. and non-U.S. non-convertible debt or preferred stock. Although there are no geographic limits on the Fund’s investments, no more than 35% of the Fund’s net assets may be invested in the securities of companies headquartered in “developing countries,” also known as emerging markets. Generally, developing countries, sometimes also referred to as emerging market countries, include every country in the world other than the United States, Canada, Japan, Australia, New Zealand, Hong Kong, Singapore and Western European countries (as defined in the Fund’s Statement of Additional Information). In selecting securities for the Fund, Royce uses a bottom-up, value approach. Royce primarily focuses on company-specific criteria rather than on political, economic or other country-specific factors. The Fund does not expect to purchase or sell foreign currencies to hedge against declines in the U.S. dollar or to lock in the value of any foreign securities that it purchases. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more appropriate opportunities and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors

As with any mutual fund that invests in common stocks, Royce Global Dividend Value Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate with the market, and you could lose money over short or long periods of time.
      In addition to general market risk, foreign securities may be subject to different risks than investments in U.S. securities, including adverse political, social, economic or other developments that are unique to a particular country or region. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar. This may occur even if the value of the investment in the currency’s home country has not declined. These risk factors may affect the prices of foreign securities issued by companies headquartered in developing countries more than those headquartered in developed countries. For example, many developing countries have in the past experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, thereby causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries, and there may be delays in settlement procedures.
      To the extent that the Fund’s investments in the securities of foreign companies consists of non-U.S. headquartered companies that trade on a U.S. exchange, some or all of the above-stated risks of investing in foreign companies may not apply.

      The prices of micro-cap, small-cap and mid-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. There is no assurance that there will be net investment income to distribute, and/or that the Fund will achieve its investment goals.

      Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.
      Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year since the Fund’s inception. The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell Global Small Cap Index, the Fund’s benchmark index.

CALENDAR YEAR TOTAL RETURNS in Percentages (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 2.74% (quarter ended 12/31/11) and the lowest return for a calendar quarter was -19.48% (quarter ended 9/30/11).
CUMULATIVE TOTAL RETURNS (12/31/11)
Average Annual Total Returns Royce ISI Prospectus	1 Year	Since Inception	Inception Date
Royce Global Dividend Value Fund Service Class	(15.37%)	(15.37%)
Royce Global Dividend Value Fund Service Class After Taxes on Distributions	(15.48%)	(15.48%)
Royce Global Dividend Value Fund Service Class After Taxes on Distributions and Sales	(9.84%)	(9.84%)
Royce Global Dividend Value Fund			Dec. 31, 2010
Royce Global Dividend Value Fund Russell Global Small Cap Index	(14.03%)	(14.03%)

The table also presents the impact of taxes on the Fund’s returns. In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.